Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,678,973.43

Principal:
Principal Collections	$18,553,471.35
Prepayments in Full	$9,640,725.59
Liquidation Proceeds	$324,784.89
Recoveries	$137,731.82
Sub Total	$28,656,713.65
Collections	$30,335,687.08

Purchase Amounts:
Purchase Amounts Related to Principal	$330,012.54
Purchase Amounts Related to Interest	$1,426.28
Sub Total	$331,438.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,667,125.90

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,667,125.90
Servicing Fee	$440,437.71	$440,437.71	$0.00	$0.00	$30,226,688.19
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,226,688.19
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,226,688.19
Interest - Class A-3 Notes	$219,993.49	$219,993.49	$0.00	$0.00	$30,006,694.70
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$29,885,474.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,885,474.03
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$29,817,591.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,817,591.36
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$29,766,290.11
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,766,290.11
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$29,704,465.53
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,704,465.53
Regular Principal Payment	$27,770,799.67	$27,770,799.67	$0.00	$0.00	$1,933,665.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,933,665.86
Residual Released to Depositor	$0.00	$1,933,665.86	$0.00	$0.00	$0.00
Total		$30,667,125.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,770,799.67
Total					$27,770,799.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,770,799.67	$59.79	$219,993.49	$0.47	$27,990,793.16	$60.26
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$27,770,799.67	$17.25	$522,222.66	$0.32	$28,293,022.33	$17.57

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$293,324,655.58	0.6314847	$265,553,855.91	0.5716983
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$506,264,655.58	0.3144032	$478,493,855.91	0.2971569

Pool Information
Weighted Average APR	3.750%	3.745%
Weighted Average Remaining Term	34.35	33.62
Number of Receivables Outstanding	39,217	37,840
Pool Balance	$528,525,257.08	$499,448,506.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$506,264,655.58	$478,493,855.91
Pool Factor	0.3206727	0.3030309

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$20,954,650.16
Targeted Overcollateralization Amount	$20,954,650.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,954,650.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		155	$227,876.04
(Recoveries)		99	$137,731.82
Net Loss for Current Collection Period			$90,144.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2047%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7127%
Second Prior Collection Period			0.2035%
Prior Collection Period			0.3794%
Current Collection Period			0.2105%
Four Month Average (Current and Prior Three Collection Periods)			0.3765%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,376	$7,831,288.67
(Cumulative Recoveries)			$1,083,656.09
Cumulative Net Loss for All Collection Periods			$6,747,632.58
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4094%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,789.60
Average Net Loss for Receivables that have experienced a Realized Loss			$1,541.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.75%	506	$8,723,512.40
61-90 Days Delinquent	0.24%	65	$1,182,687.28
91-120 Days Delinquent	0.09%	23	$454,568.34
Over 120 Days Delinquent	0.10%	30	$508,048.00
Total Delinquent Receivables	2.18%	624	$10,868,816.02

Repossession Inventory:
Repossessed in the Current Collection Period		25	$514,500.38
Total Repossessed Inventory		45	$971,171.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2566%
Prior Collection Period			0.2983%
Current Collection Period			0.3118%
Three Month Average			0.2889%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer